Touchstone Focused Fund Expense Example - Touchstone Focused Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 612
Expense Example, with Redemption, 3 Years	850
Expense Example, with Redemption, 5 Years	1,106
Expense Example, with Redemption, 10 Years	1,839
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	2,387
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	$ 1,113